WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE INTERNATIONAL EQUITY FUND	September 30, 2021 (Unaudited)
SCHEDULE OF INVESTMENTS

		Shares	Value
COMMON STOCKS - 80.0%
Argentina - 0.8%
Mercadolibre, Inc. (a)		1,360	$2,283,984

Australia - 3.0%
Abacus Property Group (b)		15,591	39,955
Als Ltd. (b)		3,071	27,771
Arena Reit (b)		20,545	62,371
Asx Ltd. (b)		1,980	115,665
Atlassian Corp. PLC - Class A (a)		4,250	1,663,535
Australia (e)		1,407	28,386
Aventus Group (b)		25,268	58,606
BGP Holdings Ltd. (c)(d)		4,007	–
BHP Group Ltd. (b)		9,669	259,877
BHP Group PLC (b)		14,212	354,210
Champion Iron Ltd. (a)(b)		11,791	40,480
Charter Hall Group (b)		5,116	62,587
Charter Hall Long Wale Reit (b)		41,054	145,864
Charter Hall Retail Reit (b)		66,586	192,081
Codan Ltd. (b)		2,380	21,899
Collins Foods Ltd. (b)		3,661	31,964
CSL Ltd. (b)		11,000	2,319,653
Deterra Royalties Ltd. (b)		12,506	33,869
Dexus (a)(b)		11,732	90,776
Downer Edi Ltd. (b)		6,321	28,958
Elders Ltd. (b)		6,978	61,488
Emeco Holdings Ltd. (b)		62,958	47,474
Goodman Group (b)		6,868	106,615
Grange Resources Ltd. (b)		171,935	66,564
Hansen Technologies Ltd. (b)		20,243	80,846
Healius Ltd. (b)		64,529	221,651
IGO Ltd. (b)		8,237	51,727
Ingenia Communities Group (b)		30,719	146,498
Inghams Group Ltd. (b)		22,985	68,182
JB Hi-Fi Ltd. (b)		889	28,991
Lifestyle Communities Ltd. (b)		2,708	42,756
Medibank Pvt Ltd. (b)		60,067	155,306
Metcash Ltd. (b)		24,029	67,515
Mineral Resources Ltd. (b)		1,417	45,189
National Australia Bank Ltd. (b)		5,386	107,345
New Hope Corp. Ltd. (b)		96,339	167,075
Nick Scali Ltd. (b)		9,704	79,550
NRW Holdings Ltd. (b)		25,212	28,461
Perseus Mining Ltd. (a)(b)		44,851	45,354
REA Group Ltd. (b)		2,322	264,024
Rio Tinto Ltd. (b)		487	34,606
Rural Funds Group (b)		20,054	38,328
Sandfire Resources Ltd. (b)		5,570	21,905
Shopping Centres Australasia Property Group (b)		67,477	131,026
Sonic Healthcare Ltd. (b)		4,421	129,800
Stockland (b)		35,568	113,737
Super Retail Group Ltd. (b)		9,293	81,799
Telstra Corp. Ltd. (b)		15,998	45,091
Virtus Health Ltd. (b)		12,654	53,689
Wesfarmers Ltd. (b)		5,635	226,766
West African Resources Ltd. (a)(b)		119,657	83,910
Westpac Banking Corp. (b)		6,097	113,376
Wisetech Global Ltd. (b)		3,676	141,629
			8,676,780
Austria - 0.2%
Andritz AG (b)		3,738	204,285
Erste Group Bank AG (b)		931	40,658
EVN AG (b)		1,977	52,562
Oesterreichische Post AG (b)		659	27,809
OMV AG (b)		1,495	89,833
Palfinger AG (b)		656	28,429
Raiffeisen Bank International AG (b)		7	182
Semperit AG Holding (b)		1,854	66,171
Telekom Austria AG (b)		4,669	40,202
Wienerberger AG (b)		2,869	96,452
			646,583
Belgium - 0.3%
Aedifica SA (b)		368	45,697
Anheuser-Busch Inbev SA/Nv (b)		8	452
Bekaert SA (b)		2,885	119,812
Cie d'Entreprises CFE (b)		278	28,462
Intervest Offices (e)		1,037	28,308
Kbc Group Nv (b)		6,465	580,396
Retail Estates Nv (b)		608	44,374
Telenet Group Holding Nv (b)		3,301	126,216
Tessenderlo Group SA (a)(b)		715	26,601
			1,000,318
Brazil - 1.2%
Ambev SA		649,900	1,829,494
B3 Sa - Brasil Bolsa Balcao		7,600	17,836
Cia De Saneamento De Minas Gerais-Copasa		17,300	43,872
Cia De Saneamento Do Parana		36,400	129,003
Energisa SA		2,800	22,639
Even Construtora E, Incorporadora SA		14,500	20,449
Jalles Machado SA		32,300	55,101
Magazine Luiza SA		285,900	753,895
Mahle-Metal Leve SA		4,700	32,598
Marfrig Global Foods SA		9,700	45,421
Petroleo Brasileiro SA		11,500	59,234
TIM SA		6,000	12,913
Vale SA		12,796	178,226
WEG SA		29,200	211,798
YDUQS Participacoes SA		5,700	24,838
			3,437,317
Britain - 6.0%
Airtel Africa PLC (b)(e)		48,655	65,710
Alliance Pharma PLC (b)		21,650	30,320
Astrazeneca PLC (b)		3,976	478,649
Aviva PLC (b)		141,478	753,008
BAE Systems PLC (b)		9,446	71,397
Balfour Beatty PLC (b)		10,759	39,046
Barclays PLC (b)		324,898	828,615
Barratt Developments PLC (b)		9,856	86,974
Biffa PLC (a)(b)(e)		9,520	45,385
Big Yellow Group PLC (b)		6,298	117,861
BP PLC (b)		29,877	135,344
Central Asia Metals PLC (b)		14,430	42,369
Centrica PLC (a)(b)		72,298	55,166
Clipper Logistics PLC (b)		9,928	96,750
Coca-Cola Europacific Partners PLC		747	41,302
Compass Group PLC (a)(b)		5,486	112,245
Computacenter PLC (b)		4,282	154,580
Cranswick PLC (b)		2,886	137,985
Currys PLC (b)		20,354	36,537
CVS Group PLC (a)(b)		1,384	44,550
Direct Line Insurance Group PLC (b)		7,204	28,107
Dunelm Group PLC (b)		3,379	64,025
EMIS Group PLC (b)		3,868	72,351
Endeavour Mining PLC		912	20,528
Future PLC (b)		2,374	116,397
Greggs PLC (b)		3,365	132,162
Halfords Group PLC (b)		20,372	83,470
Hargreaves Lansdown PLC (b)		340	6,527
Howden Joinery Group PLC (b)		15,892	190,141
HSBC Holdings PLC (b)		273,452	1,430,572
IMI PLC (b)		12,397	276,235
Indivior PLC (a)(b)		11,188	32,169
Intercontinental Hotels Group PLC (a)(b)		930	59,634
ITV PLC (a)(b)		107,608	152,634
J Sainsbury PLC (b)		367,224	1,406,210
JD Sports Fashion PLC (b)		8,201	115,461
John Menzies PLC (a)(b)		8,178	34,177
John Wood Group PLC (a)(b)		444,882	1,377,157
Jubilee Metals Group PLC (a)(b)		99,861	21,390
Kainos Group PLC (b)		5,617	140,162
Keller Group PLC (b)		2,436	31,087
Liontrust Asset Management PLC (b)		3,252	93,344
Lloyds Banking Group PLC (b)		154,588	96,162
M&G PLC (e)		22,108	60,506
Man Group PLC (b)		49,357	135,738
Natwest Group PLC (b)		290,337	881,009
NCC Group PLC (b)		7,181	24,787
Ninety One PLC (b)		29,285	101,474
OSB Group PLC (b)		4,432	29,801
Pagegroup PLC (b)		3,508	29,207
Pan African Resources PLC (b)		137,529	28,844
Paypoint PLC (b)		4,360	41,640
Persimmon PLC (b)		1,005	35,812
Pets At Home Group PLC (b)		9,950	64,076
Premier Foods PLC (b)		15,926	24,666
Prudential PLC (b)		2,001	38,845
QinetiQ Group PLC (b)		17,866	77,906
Redde Northgate PLC (b)		10,651	57,220
Redrow PLC (b)		11,400	101,616
Renewi PLC (a)(b)		6,254	50,682
Rio Tinto PLC (b)		3,561	235,119
Rotork PLC (b)		16,331	76,350
Royal Mail PLC (b)		25,003	141,486
Safestore Holdings PLC (b)		18,678	262,722
Savills PLC (b)		3,678	66,644
Serco Group PLC (b)		50,536	90,778
Smart Metering Systems PLC (b)		2,444	27,410
Spirent Communications PLC (b)		57,403	214,625
Stagecoach Group PLC (a)(b)		75,310	84,303
Standard Chartered PLC (b)		156,135	915,046
SThree PLC (b)		3,807	29,707
Supermarket, Inc.ome Reit PLC (b)		73,005	114,855
Tate & Lyle (e)		7,078	65,917
Team17 Group PLC (a)(b)		2,788	28,861
TechnipFMC PLC (a)		142,732	1,074,772
Tesco PLC (b)		486,445	1,649,873
Unilever PLC (b)		937	50,652
Vertu Motors PLC (a)(b)		38,139	25,736
Virgin Money Uk PLC (a)(b)		25,985	70,801
Vodafone Group PLC (b)		616,657	932,780
Watches Of Switzerland Group PLC (a)(b)(e)		7,904	100,000
Wincanton PLC (b)		5,561	26,578
			17,422,739
Canada - 4.5%
Aecon Group, Inc.		2,600	39,351
AGF Management Ltd. - Class B		17,810	109,115
Alimentation Couche-Tard, Inc.		3,500	133,910
Artis Real Estate Investment Trust		9,600	86,177
Bank Of Montreal		1,800	179,702
Baytex Energy Corp. (a)		14,000	38,134
Birchcliff Energy Ltd.		8,200	45,383
BRP, Inc.		1,100	101,819
Canaccord Genuity Group, Inc.		4,100	45,092
Canadian Apartment Properties Reit		2,685	125,304
Canadian Natural Resources Ltd.		500	18,281
Canadian Pacific Railway Ltd.		35,380	2,302,177
Canadian Pacific Railway Ltd.		1,200	78,361
Canadian Tire Corp. Ltd. - Class A		500	69,967
Canadian Western Bank		6,057	175,359
Canfor Corp. (a)		4,354	95,633
CCL Industries, Inc. - Class B		1,300	67,330
Centerra Gold, Inc.		3,549	24,237
CI Financial Corp.		10,948	222,227
Cogeco Communications, Inc.		1,134	100,776
Constellation Software, Inc.		200	327,652
Dream Unlimited-Cl A Sub Vot (a)		3,700	81,852
Dundee Precious Metals, Inc.		6,800	40,910
Empire Co., Ltd.		4,600	140,186
Enbridge, Inc.		3,700	147,404
Enerplus Corp.		5,500	44,031
ERO Copper Corp. (a)		1,600	28,372
Fairfax Financial Holdings Ltd.		400	161,475
Finning International, Inc.		8,846	218,252
Gildan Activewear, Inc.		3,900	142,501
Granite Real Estate Investment Trust		1,394	99,141
H&R Real Estate Investment Trust (e)		6,300	77,743
Hardwoods Distribution, Inc.		1,400	40,554
Home Capital Group, Inc. (a)		1,800	52,738
Igm Financial, Inc.		100	3,573
Interfor Corp.		1,800	44,453
Intertape Polymer Group, Inc.		1,900	41,327
Kirkland Lake Gold Ltd.		3,875	161,412
Labrador Iron Ore Royalty Corp.		1,400	38,929
Linamar Corp.		1,154	59,923
Lululemon Athletica, Inc. (a)		5,300	2,144,910
Magna International, Inc.		1,100	82,782
Manulife Financial Corp.		4,500	86,618
Martinrea International, Inc.		2,900	25,758
Methanex Corp.		1,000	46,084
Mullen Group Ltd.		8,200	83,385
National Bank Of Canada		1,600	122,887
Onex Corp.		1,700	120,178
Parex Resources, Inc.		4,800	87,314
Parkland Corp. (a)		2,000	56,198
Richelieu Hardware Ltd.		5,280	173,666
Royal Bank Of Canada		600	59,702
Russel Metals, Inc.		7,100	170,241
Shopify, Inc. - Class A (a)		100	135,735
Shopify, Inc. - Class A (a)		1,685	2,284,489
Slate Grocery Reit		3,100	31,817
Sleep Country Canada Holdings, Inc. (e)		1,836	48,705
Spin Master Corp. (a)(e)		800	25,966
Stelco Holdings, Inc.		1,400	41,030
Suncor Energy, Inc.		1,700	35,245
TFI International, Inc.		1,600	163,689
The Bank Of Nova Scotia		4,281	263,498
The North West Co, Inc.		3,544	94,630
The Toronto-Dominion Bank		5,200	344,244
TMX Group Ltd.		100	10,784
Toromont Industries Ltd.		300	25,043
Tourmaline Oil Corp.		4,100	143,238
True North Commercial Real Estate Investment Trust		14,300	81,740
Western Forest Products, Inc.		19,400	33,697
WSP Global, Inc.		300	35,921
			13,069,957
Chile - 0.0% (f)
Enel Americas SA		41,850	4,952
Engie Energia Chile SA		62,526	41,797
Falabella SA		11,537	40,411
			87,160
China - 4.4%
Alibaba Group Holding Ltd. (a)(b)		83,848	1,559,574
Anhui Conch Cement Co., Ltd. (b)		19,300	103,813
Anhui Conch Cement Co., Ltd. (b)		9,369	59,028
Anta Sports Products Ltd. (b)		5,900	110,552
Baidu, Inc. (a)		3,815	586,556
Bank Of Jiangsu Co., Ltd. (b)		29,300	26,397
Beijing United Information Technology Co., Ltd. (b)		500	8,796
BGU Genomics Co., Ltd. (b)		1,000	13,581
BOC International China Co., Ltd. (b)		4,300	9,912
BYD Co., Ltd. (b)		3,900	150,632
By-health Co., Ltd. (b)		2,700	11,812
Central China New Life Ltd. (b)		45,000	31,804
China Construction Bank Corp. (b)		752,000	533,430
China Construction Bank Corp. (b)		16,700	15,431
China Galaxy Securities Co., Ltd. (b)		113,300	65,596
China Galaxy Securities Co., Ltd. (b)		6,900	11,108
China Medical System Holdings Ltd. (b)		26,000	46,992
China Merchants Shekou Industrial Zone Holdings Co., Ltd. (b)		15,250	30,542
China Modern Dairy Holdings Ltd. (b)		159,000	29,692
China National Building Material Co., Ltd. (b)		14,000	18,888
China Reinsurance Group Corp. (b)		1,161,000	130,410
China Renaissance Holdings Ltd. (b)(e)		15,400	37,803
China Resources Medical Holdings Co., Ltd. (b)		57,000	45,814
China Shenhua Energy Co., Ltd. (b)		16,000	37,372
China Shenhua Energy Co., Ltd. (b)		13,500	47,252
China Shineway Pharmaceutical Group Ltd. (b)		35,000	33,193
China Suntien Green Energy Corp. Ltd. (b)		28,000	28,010
China Xlx Fertiliser Ltd. (b)		52,000	40,600
Chlitina Holding Ltd. (b)		7,000	49,657
Cmge Technology Group Ltd. (b)		60,000	23,485
Country Garden Services Holdings Co., Ltd. (b)		2,500	19,619
Daqo New Energy Corp. (a)		1,147	65,379
Dashenlin Pharmaceutical Group Co., Ltd. (b)		2,040	13,380
Ecovacs Robotics Co., Ltd. (b)		900	21,069
Excellence Commercial Property (e)		74,000	49,493
Focus Media Information Technology Co., Ltd. (b)		34,839	39,269
G-bits Network Technology Xiamen Co., Ltd. (b)		200	12,113
Gigadevice Semiconductor Beijing, Inc. (b)		600	13,354
Guangzhou Kingmed Diagnostics Group Co., Ltd. (b)		1,100	17,420
Haitong Securities Co., Ltd. (b)		22,600	42,152
Hangzhou Robam Appliances Co., Ltd. (b)		1,300	6,796
Huaxi Securities Co., Ltd. (b)		6,200	9,232
Huisen Household International Group Ltd. (b)		92,000	28,925
Industrial (e)		394,100	217,562
JCET Group Co., Ltd. (b)		4,200	20,640
Jiangsu Hengli Hydraulic Co., Ltd. (b)		3,148	41,180
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. (b)		3,300	84,142
Jiugui Liquor Co., Ltd. (b)		524	20,067
Jnby Design Ltd. (b)		38,500	66,763
Li Ning Co., Ltd. (b)		128,500	1,482,366
Livzon Pharmaceutical Group, Inc. (b)		1,500	9,011
Longi Green Energy Technology Co., Ltd. (b)		4,220	53,594
Lufax Holding Ltd. (a)		4,568	31,885
Luzhou Laojiao Co., Ltd. (b)		800	27,379
Mango Excellent Media Co., Ltd. (b)		3,400	22,762
Netdragon Websoft Holdings Ltd. (b)		12,500	28,176
NIO, Inc. (a)		493	17,566
Oppein Home Group, Inc. (b)		1,200	24,148
Petrochina Co., Ltd. (b)		468,000	219,070
Petrochina Co., Ltd. (b)		15,400	14,237
Pinduoduo, Inc. (a)		1,334	120,954
Powerlong Real Estate Holdings Ltd. (b)		48,000	35,918
Saic Motor Corp. Ltd. (b)		18,268	53,948
S-Enjoy Service Group Co., Ltd. (b)		22,000	46,304
SG Micro Corp. (b)		600	30,734
Shaanxi Coal Industry Co., Ltd. (b)		3,000	6,864
Shanghai Jahwa United Co., Ltd. (b)		1,600	10,843
Shanghai Pharmaceuticals Holding Co., Ltd. (b)		2,700	7,981
Shenzhou International Group Holdings Ltd. (b)		64,500	1,348,196
Sino-Ocean Service Holding Ltd. (b)(e)		113,000	65,091
Sinopharm Group Co., Ltd. (b)		7,200	18,701
Sinotrans Ltd. (b)		209,000	81,716
Sinotruk Hong Kong Ltd. (b)		27,000	40,009
Sungrow Power Supply Co., Ltd. (b)		1,300	29,784
Ten Pao Group Holdings Ltd. (b)		160,000	43,695
Tencent Holdings Ltd. (b)		4,380	256,818
Tingyi Cayman Islands Holding Corp. (b)		47,800	88,817
Trip.Com Group Ltd. (a)		49,534	1,523,170
Want Want China Holdings Ltd. (b)		173,300	130,896
Will Semiconductor Co., Ltd. Shanghai (b)		1,800	67,230
Wuxi Biologics Cayman, Inc. (a)(b)(e)		114,619	1,852,617
Xiamen C (e)		2,100	2,717
Yangzijiang Shipbuilding Holdings Ltd. (b)		50,100	50,407
Yutong Bus Co., Ltd. (b)		5,200	9,094
Zhongsheng Group Holdings Ltd. (b)		4,000	32,150
Zoomlion Heavy Industry Science And Technology Co., Ltd. (b)		46,800	41,785
Zoomlion Heavy Industry Science And Technology Co., Ltd. (b)		16,600	21,203
			12,634,123
Czech - 0.3%
Cez AS (b)		22,200	722,317
Komercni Banka AS (a)(b)		129	5,224
			727,541
Denmark - 2.5%
Ap Moller - Maersk A/S (b)		616	1,666,260
Ap Moller - Maersk A/S (b)		20	51,175
Carlsberg AS (b)		4	651
Chemometec A/S (b)		581	88,716
Coloplast A/S (b)		638	100,000
D/S Norden A/S (b)		3,116	78,906
Danske Bank A/S (b)		33,742	568,794
Dsv A/S (b)		11,946	2,852,063
Genmab A/S (a)(b)		350	152,910
Gn Store Nord AS (b)		1,354	92,276
Jyske Bank A/S (a)(b)		2,016	86,934
Netcompany Group A/S (b)(e)		349	40,121
Novo Nordisk A/S (b)		7,761	746,492
Pandora A/S (b)		2,319	281,225
Per Aarsleff Holding A/S (b)		1,530	62,468
Ringkjoebing Landbobank A/S (b)		509	58,683
Royal Unibrew A/S (b)		902	108,613
Scandinavian Tobacco Group A/S (b)(e)		8,044	158,831
Schouw (e)		770	73,813
Solar A/S (b)		526	51,879
			7,320,810
Egypt - 0.0% (f)
Palm Hills Developments Sae (b)		527,384	65,086
Telecom Egypt Co (b)		55,318	49,759
			114,845
Finland - 0.9%
Kemira Oyj (b)		4,506	69,141
Kesko Oyj (b)		3,333	115,048
Neste Oyj (b)		802	45,264
Nokia Oyj (a)(b)		283,476	1,559,513
Nordea Bank ABP (b)		17,946	230,316
Orion Oyj - Class B (b)		550	21,770
Qt Group Oyj (a)(b)		472	78,695
Sampo Oyj (b)		4,557	226,119
Tecnotree Oyj (a)(b)		21,594	29,559
Terveystalo Oyj (b)(e)		2,259	28,161
Tokmanni Group Corp. (b)		4,136	100,444
Uponor Oyj (b)		4,093	100,909
Valmet Oyj (b)		1,512	54,660
			2,659,599
France - 4.9%
Airbus SE (a)(b)		1,884	247,359
Amundi SA (b)(e)		15,898	1,340,626
Axa SA (b)		3,037	84,489
Biosynex (b)		1,141	25,225
Bouygues SA (b)		9,135	376,983
Bureau Veritas SA (b)		3,911	120,035
Cie De Saint-Gobain (b)		2,931	197,408
Cie Generale Des Etablissements Michelin Sca (b)		12,672	1,944,775
Coface SA (a)(b)		4,076	51,327
Constellium SE (a)		2,000	37,560
Elis SA (a)(b)		3,219	61,653
Eurobio Scientific SA (a)(b)		1,573	31,432
Faurecia SE (b)		144	6,711
Hermes International (b)		245	338,608
Ipsen SA (b)		211	20,143
Ipsos (b)		1,266	57,456
Jacquet Metals SACA (b)		2,470	62,256
Kering SA (b)		18	12,802
Klepierre SA (b)		2,494	55,529
Lagardere SA (a)(b)		1,707	44,980
Legrand SA (b)		1,050	112,616
L'Oreal SA (b)		117	48,288
Lvmh Moet Hennessy Louis Vuitton SE (b)		3,345	2,391,881
Mercialys SA (b)		4,827	51,414
Mersen SA (b)		1,397	51,601
Nexans SA (b)		656	61,377
Nexity SA (b)		2,032	96,827
Pernod Ricard SA (b)		6,380	1,395,218
Publicis Groupe SA (b)		12,581	847,248
Rexel SA (b)		122,384	2,354,913
Rothschild (e)		813	34,989
Sanofi (b)		1,121	107,912
Sartorius Stedim Biotech (b)		422	235,552
SCOR SE (b)		13,609	390,048
Societe Bic SA (b)		2,920	171,896
Television Francaise 1 (b)		3,202	31,355
Thales SA (b)		623	60,164
Totalenergies SE (b)		3,768	180,558
Verallia SA (b)(e)		2,273	78,351
Vicat SA (b)		1,313	58,193
Virbac SA (b)		469	200,678
			14,078,436
Georgia - 0.0% (f)
Bank Of Georgia Group PLC (a)(b)		2,063	42,914
TBC Bank Group PLC (b)		1,678	32,723
			75,637
Germany - 3.2%
Adesso SE (b)		218	44,133
Adidas AG (b)		312	98,313
Allianz SE (b)		1,162	262,081
Aurubis AG (b)		373	28,257
Basf SE (b)		32,355	2,465,208
Bayerische Motoren Werke AG (b)		2,718	260,883
bet-at-home.Com AG (b)		821	22,438
Cewe Stiftung (e)		445	59,638
Covestro AG (b)(e)		28,809	1,978,638
Daimler AG (b)		3,044	270,596
Dermapharm Holding SE (b)		1,403	135,523
Deutz AG (a)(b)		6,238	54,427
Freenet AG (b)		1,918	50,314
Fresenius Medical Care AG (e)		17,538	1,235,928
Gerresheimer AG (b)		438	43,001
Hannover Rueck SE (b)		79	13,836
HelloFresh SE (a)(b)		3,296	305,143
Hornbach Baumarkt AG (b)		2,573	116,180
Hornbach Holding AG (e)		1,874	243,080
Infineon Technologies AG (b)		1,373	56,443
Kloeckner & Co. (e)		2,703	33,789
Muenchener Rueckversicherungs-Gesellschaft AG In Muenchen (b)		202	55,367
ProSiebenSat.1 Media SE (b)		2,137	39,324
Puma SE (b)		586	65,491
Rational AG (b)		182	171,615
Rheinmetall AG (b)		1,140	111,918
Salzgitter AG (a)(b)		1,096	37,055
SAP SE (b)		1,859	251,845
Secunet Security Networks AG (b)		69	34,468
Siemens AG (b)		2,207	362,779
Sirius Real Estate Ltd. (b)		45,974	80,993
SUESS Micro Tec SE (a)(b)		2,225	57,453
Volkswagen AG (b)		367	113,946
Wuestenrot (e)		1,312	27,829
			9,187,932
Gibraltar - 0.1%
888 Holdings PLC (b)		30,379	175,495

Greece - 0.0% (f)
FF Group (a)(c)		2,880	–
National Bank Of Greece SA (a)(b)		9,878	27,478
			27,478
Hong Kong - 1.5%
AIA Group Ltd. (b)		224,965	2,590,279
Beijing Enterprises Holdings Ltd. (b)		8,500	33,957
Brilliance China Automotive Holdings Ltd. (a)(c)		658,000	–
China Everbright Ltd. (b)		46,000	54,116
China Resources Land Ltd. (b)		6,000	25,237
China Water Affairs Group Ltd. (b)		58,000	64,536
Chow Tai Fook Jewellery Group Ltd. (b)		41,600	79,199
CP Pokphand Co., Ltd. (b)		550,000	68,266
Dah Sing Financial Holdings Ltd. (b)		9,600	28,551
First Pacific Co., Ltd. (b)		224,000	80,344
FSE Lifestyle Services Ltd. (b)		60,000	52,984
Futu Holdings Ltd. (a)(g)		97	8,829
Galaxy Entertainment Group Ltd. (a)(b)		81,000	408,689
Henderson Land Development Co., Ltd. (b)		13,200	50,108
Hutchison Port Holdings Trust (b)		145,000	34,656
Johnson Electric Holdings Ltd. (b)		20,000	42,512
Kerry Logistics Network Ltd. (b)		26,500	56,632
Melco Resorts (e)		2,003	20,511
PAX Global Technology Ltd. (b)		65,000	81,487
Perfect Medical Health Management Ltd. (b)		116,000	87,537
Sino Biopharmaceutical Ltd. (b)		54,000	45,008
Sun Hung Kai Properties Ltd. (b)		6,000	74,564
Techtronic Industries Co., Ltd. (b)		7,000	137,224
Texhong Textile Group Ltd. (b)		21,000	30,311
VSTECS Holdings Ltd. (b)		62,000	55,613
Yuexiu Property Co., Ltd. (b)		190,800	178,982
			4,390,132
Hungary - 0.0% (f)
MOL Hungarian Oil (e)		7,074	58,839
OTP Bank Nyrt (a)(b)		373	21,867
			80,706
India - 2.0%
APL Apollo Tubes Ltd. (a)(b)		4,946	54,753
Apollo Hospitals Enterprise Ltd. (b)		3,248	195,289
Bajaj Auto Ltd. (b)		2,478	127,150
Bajaj Consumer Care Ltd. (b)		18,367	62,372
Bharat Petroleum Corp. Ltd. (b)		33,893	197,068
Chambal Fertilizers And Chemicals Ltd. (b)		14,452	65,534
Colgate-Palmolive India Ltd. (b)		1,330	29,724
Computer Age Management Services Ltd. (b)		607	24,627
Container Corp. Of India Ltd. (b)		623	5,882
Coromandel International Ltd. (b)		2,461	26,299
Escorts Ltd. (b)		3,227	63,861
Gail India Ltd. (b)		8,266	17,407
GHCL Ltd. (b)		9,075	54,515
Granules India Ltd. (b)		9,314	39,818
Gujarat Gas Ltd. (b)		20,044	170,813
Gujarat Narmada Valley Fertilizers (e)		6,755	39,445
Gujarat State Fertilizers (e)		21,813	37,933
Havells India Ltd. (b)		5,171	95,474
HDFC Bank Ltd.		13,830	1,010,835
Heidelbergcement India Ltd. (b)		11,212	38,598
Hero MotoCorp Ltd. (b)		4,708	178,339
Hindustan Petroleum Corp. Ltd. (b)		26,648	107,702
ICICI Bank Ltd. (b)		39,310	369,503
ICICI Securities Ltd. (b)(e)		2,899	29,558
Indian Energy Exchange Ltd. (b)(e)		14,406	124,076
Indian Oil Corp. Ltd. (b)		67,180	111,958
Indraprastha Gas Ltd. (b)		4,328	30,843
Jindal Saw Ltd. (b)		27,593	42,027
KPIT Technologies Ltd. (b)		6,997	31,689
Laurus Labs Ltd. (b)(e)		9,552	78,705
Marksans Pharma Ltd. (b)		39,968	37,049
NIIT Ltd. (b)		7,625	37,910
NTPC Ltd. (b)		149,751	284,564
Oil & Natural Gas Corp Ltd (e)		65,032	126,027
Oil India Ltd. (b)		14,212	49,522
Page Industries Ltd. (b)		199	84,673
Persistent Systems Ltd. (b)		649	32,522
Polyplex Corp. Ltd. (b)		6,481	149,174
Power Grid Corp. Of India Ltd. (b)		60,407	153,167
PTC India Ltd. (b)		82,603	128,427
Ratnamani Metals (e)		1,277	37,579
REC Ltd. (b)		31,710	67,133
Redington India Ltd. (b)		28,982	54,389
Shree Cement Ltd. (b)		31	12,033
Siemens Ltd. (b)		2,797	80,016
Sonata Software Ltd. (b)		2,553	30,155
State Bank Of India (b)		33,234	203,000
Suven Pharmaceuticals Ltd. (b)		4,213	29,710
Tata Steel Ltd. (b)		8,628	147,080
The Great Eastern Shipping Co., Ltd. (b)		14,141	70,247
Thyrocare Technologies Ltd. (b)(e)		2,223	34,899
Trident Ltd. (b)		291,689	109,491
Uflex Ltd. (b)		4,548	33,033
Ultratech Cement Ltd. (b)		135	13,440
Vaibhav Global Ltd. (a)(b)		5,272	49,580
Vedanta Ltd. (b)		37,760	145,574
Wipro Ltd. (b)		4,076	34,489
WNS Holdings Ltd. (a)		2,669	218,324
			5,915,004
Indonesia - 0.1%
Adaro Energy Tbk Pt (b)		307,000	37,569
Japfa Comfeed Indonesia Tbk Pt (b)		584,500	80,355
Link Net Tbk Pt (b)		174,300	49,067
Tower Bersama Infrastructure Tbk Pt (b)		10,400	2,147
			169,138
Ireland - 2.6%
Accenture PLC - Class A		6,760	2,162,659
Bank Of Ireland Group PLC (a)(b)		5,718	33,703
Experian PLC (b)		67,899	2,820,582
ICON PLC (a)		7,870	2,062,097
James Hardie Industries PLC (b)		6,860	246,061
Keywords Studios PLC (a)(b)		1,211	47,549
			7,372,651
Isle Of Man - 0.0% (f)
Playtech PLC (a)(b)		6,585	41,781

Israel - 0.4%
Ashtrom Group Ltd. (b)		2,231	51,295
Azrieli Group Ltd. (b)		919	82,635
Danel Adir Yeoshua Ltd. (b)		495	96,469
Delek Group Ltd. (a)(b)		518	36,670
Fox Wizel Ltd. (b)		220	27,626
ICL Group Ltd. (b)		7,627	55,477
Israel Discount Bank Ltd. (a)(b)		39,937	210,858
Matrix It Ltd. (b)		1,413	37,665
Maytronics Ltd. (b)		3,544	83,658
Plus500 Ltd. (b)		3,786	70,524
Radware Ltd. (a)		8,200	276,504
Tremor International Ltd. (a)(b)		5,037	46,237
			1,075,618
Italy - 1.5%
Anima Holding Spa (b)(e)		12,263	58,499
Azimut Holding Spa (b)		3,417	93,741
Banca Generali Spa (a)(b)		1,201	52,671
Banca Monte Dei Paschi Di Siena Spa (a)(b)		21,641	27,176
Banca Popolare Di Sondrio Scpa (b)		9,350	39,712
Banco Bpm Spa (b)		42,289	132,830
Buzzi Unicem Spa (b)		2,886	65,891
Credito Emiliano Spa (b)		5,764	40,258
Danieli (e)		2,924	55,705
De' Longhi Spa (b)		1,592	57,224
Digital Bros Spa (b)		1,123	43,027
Enel Spa (b)		125,085	960,341
Eni Spa (b)		4,996	66,518
Exprivia Spa (a)(b)		15,587	33,086
Ferrari Nv (b)		9,557	2,000,671
Hera Spa (b)		21,250	86,799
Iren Spa (b)		12,829	38,066
Leonardo Spa (a)(b)		15,969	130,425
Moncler Spa (b)		1,459	89,233
Piaggio (e)		8,175	28,212
Reply Spa (b)		450	82,899
Sabaf Spa (b)		2,007	48,479
Tinexta Spa (b)		1,053	44,042
			4,275,505
Japan - 11.1%
ADEKA Corp. (b)		3,300	74,506
Advantest Corp. (b)		200	17,918
Ardepro Co., Ltd. (b)		69,400	35,165
Astena Holdings Co., Ltd. (b)		8,600	49,420
Belluna Co., Ltd. (b)		3,600	27,252
Benesse Holdings, Inc. (b)		1,400	31,662
BLM, Inc. (b)		1,100	41,771
Bunka Shutter Co., Ltd. (b)		4,300	43,573
Canon, Inc. (b)		4,900	120,526
Casio Computer Co., Ltd. (b)		3,400	56,377
Cawachi Ltd. (b)		5,600	113,604
Chodai Co., Ltd. (b)(c)		2,200	45,445
Chugai Pharmaceutical Co., Ltd. (b)		2,200	80,591
Cosmo Energy Holdings Co., Ltd. (b)		1,500	34,108
Credit Saison Co., Ltd. (b)		12,700	167,300
CresCo., Ltd. (b)		3,200	58,077
CTI Engineering Co., Ltd. (b)		2,900	68,141
Cyberagent, Inc. (b)		4,000	77,468
Daihen Corp. (b)		1,000	44,071
Dai-Ichi Life Holdings, Inc. (b)		13,400	291,772
Daikin Industries Ltd. (b)		1,600	344,142
Dainichiseika Color (e)		3,100	76,333
Daito Trust Construction Co., Ltd. (b)		900	105,078
DCM Holdings Co., Ltd. (b)		17,000	164,867
Dentsu Group, Inc. (b)		800	30,777
Digital Holdings, Inc. (b)		3,200	53,161
Disco Corp. (b)		1,100	307,910
DTS Corp. (b)		1,300	29,934
Earth Corp. (b)		2,700	164,477
Eisai Co., Ltd. (b)		1,200	90,366
EJ Holdings, Inc. (b)		5,600	66,930
Electric Power Development Co., Ltd. (b)		3,100	44,467
Exedy Corp. (b)		7,900	121,107
FANUC Corp. (b)		300	65,674
Fukuoka Financial Group, Inc. (b)		30,100	540,676
Furuya Metal Co., Ltd. (b)		500	38,839
GMO Internet, Inc. (b)		2,600	66,611
H.U. Group Holdings, Inc. (b)		5,600	151,473
Hakuto Co., Ltd. (b)		4,200	68,657
Halows Co., Ltd. (b)		1,500	37,993
Hankyu Hanshin Reit, Inc. (b)		21	31,040
Hanwa Co., Ltd. (b)		6,800	210,890
Hitachi Ltd. (b)		5,600	332,045
Hokkaido Electric Power Co, Inc. (b)		19,600	93,913
Hokuetsu Corp. (b)		10,300	63,328
Honda Motor Co., Ltd. (b)		60,600	1,868,923
Hoshizaki Corp. (b)		1,800	163,893
Hosiden Corp. (b)		3,600	31,068
Hoya Corp. (b)		1,200	187,678
Ichigo Hotel Reit Investment Corp. (b)		131	110,906
Iida Group Holdings Co., Ltd. (b)		2,300	59,198
Iino Kaiun Kaisha Ltd. (b)		11,300	52,569
Inabata (e)		1,900	29,439
Inpex Corp. (b)		8,800	68,870
ISB Corp. (b)		2,500	28,381
Iseki (e)		3,500	51,568
Isuzu Motors Ltd. (b)		84,900	1,115,413
Itfor, Inc. (b)		5,900	45,633
Itochu Techno-Solutions Corp. (b)		200	6,529
Itoham Yonekyu Holdings, Inc. (b)		20,700	135,672
Jaccs Co., Ltd. (b)		2,500	68,307
Japan Communications, Inc. (a)(b)		24,200	49,989
Japan Logistics Fund, Inc. (b)		16	47,551
Japan Securities Finance Co., Ltd. (b)		9,900	76,789
Japan Tobacco, Inc. (b)		100	1,963
JSP Corp. (b)		2,600	37,788
Juki Corp. (b)		11,800	88,041
JVCKenwood Corp. (b)		36,100	67,845
Kawasaki Kisen Kaisha Ltd. (a)(b)		2,100	113,649
KDDI Corp. (b)		1,800	59,485
Keyence Corp. (b)		4,180	2,504,594
KFC Holdings Japan Ltd. (b)		2,700	71,565
Kintetsu World Express, Inc. (b)		4,300	109,425
Ki-Star Real Estate Co., Ltd. (b)		500	25,376
Kojima Co., Ltd. (b)		4,600	27,528
Komatsu Ltd. (b)		80,600	1,938,073
Komeri Co., Ltd. (b)		1,900	45,986
Kureha Corp. (b)		1,000	67,902
Lasertec Corp. (b)		9,200	2,089,766
Life Corp. (b)		1,000	40,146
Macnica Fuji Electronics Holdings, Inc. (b)		6,200	144,535
Maeda Corp. (b)(c)		10,000	80,776
Maezawa Industries, Inc. (b)		6,700	46,814
Marubeni Corp. (b)		7,200	59,075
Maruha Nichiro Corp. (b)		1,600	37,768
MCJ Co., Ltd. (b)		3,700	39,863
Mimasu Semiconductor Industry Co., Ltd. (b)		5,100	111,882
Mirai Corp. (b)		383	185,079
Mirait Holdings Corp. (b)		4,500	89,422
Misumi Group, Inc. (b)		11,100	471,686
Mitsubishi Logistics Corp. (b)		2,800	83,086
Mitsui & Co. (e)		27,500	596,564
Mitsui-Soko Holdings Co., Ltd. (b)		4,900	110,818
MOS Food Services, Inc. (b)		1,400	41,066
MS&AD Insurance (e)		19,200	640,631
Nachi-Fujikoshi Corp. (b)		2,100	85,996
Nintendo Co., Ltd. (b)		500	243,229
Nippon Coke & Engineering Co., Ltd. (e)		37,200	46,711
Nippon Electric Glass Co., Ltd. (b)		3,100	73,520
Nippon Systemware Co., Ltd. (b)		2,300	50,287
Nippon Telegraph (e)		20,400	563,959
Nipro Corp. (b)		18,100	188,377
Nishi-Nippon Financial Holdings, Inc. (b)		14,900	95,504
Nissan Chemical Corp. (b)		1,200	70,042
Nisshinbo Holdings, Inc. (b)		14,000	105,400
Nitto Denko Corp. (b)		2,400	171,027
NOK Corp. (b)		4,200	49,321
Nomura Holdings, Inc. (b)		1,300	6,390
Nomura Research Institute Ltd. (b)		5,201	191,680
Ns United Kaiun Kaisha Ltd. (b)		1,500	55,004
Okamura Corp. (b)		8,000	117,089
Olympus Corp. (b)		26,100	573,189
Onoken Co., Ltd. (b)		3,200	47,767
Open House Co., Ltd. (b)		2,300	134,655
Osaka Soda Co., Ltd. (b)		2,000	48,529
Otsuka Holdings Co., Ltd. (b)		900	38,366
Oyo Corp. (b)		6,200	80,821
Pacific Metals Co., Ltd. (b)		6,400	106,408
Panasonic Corp. (b)		155,441	1,929,356
Pasona Group, Inc. (b)		1,500	42,582
Recruit Holdings Co., Ltd. (b)		4,900	298,779
Renesas Electronics Corp. (a)(b)		2,400	29,613
Resona Holdings, Inc. (b)		150,900	600,590
Resorttrust, Inc. (b)		3,300	64,967
Restar Holdings Corp. (b)		4,000	66,655
Riken Corp. (b)		1,200	30,478
Rock Field Co., Ltd. (b)		2,300	35,459
S Foods, Inc. (b)		1,300	35,868
Sakai Chemical Industry Co., Ltd. (b)		1,500	31,789
Sakata Inx Corp. (b)		5,000	52,597
Sanei Architecture Planning Co., Ltd. (b)		4,400	79,521
Sanko Gosei Ltd. (b)		14,300	58,048
Sankyo Tateyama, Inc. (b)		4,100	28,688
Santen Pharmaceutical Co., Ltd. (b)		3,200	45,157
SCSK Corp. (b)		5,700	120,535
Secom Co., Ltd. (b)		500	36,282
Seiko Epson Corp. (b)		4,100	82,719
Seven & i Holdings Co., Ltd. (e)		1,700	77,145
Shimadzu Corp. (b)		6,500	285,521
Shimano, Inc. (b)		1,800	524,376
Shin Nippon Biomedical Laboratories Ltd. (b)		12,100	101,196
Shionogi (e)		900	61,655
SKY Perfect JSAT Holdings, Inc. (b)		42,900	164,997
Softbank Corp. (b)		10,000	135,773
Sony Group Corp. (b)		2,300	256,131
Star Mica Holdings Co., Ltd. (b)		7,000	96,770
Starts Proceed Investment Corp. (b)		61	135,674
Sumitomo Corp. (b)		11,900	166,377
Sumitomo Forestry Co., Ltd. (b)		1,700	32,607
Sumitomo Mitsui Financial Group, Inc. (b)		27,200	951,602
Sumitomo Riko Co., Ltd. (b)		4,900	33,558
Sumitomo Rubber Industries Ltd. (b)		8,900	113,178
Sumitomo Seika Chemicals Co., Ltd. (b)		1,500	48,728
Suntory Beverage (e)		200	8,309
Suzuki Motor Corp. (b)		7,800	347,672
T&D Holdings (e)		24,600	335,978
Taihei Dengyo Kaisha Ltd. (b)		3,100	77,992
Takaoka Toko Co., Ltd. (b)		2,500	32,727
Takara Bio, Inc. (b)		1,100	30,836
Takara Leben Co., Ltd. (b)		19,700	56,887
Takara Leben Real Estate Investment Corp. (b)		60	58,538
Takasho Co., Ltd. (b)		3,900	31,430
The 77 Bank Ltd. (b)		4,100	46,758
The Aichi Bank Ltd. (b)		2,500	80,654
The Juroku Bank Ltd. (c)		3,400	68,156
Tokyo Electron Ltd. (b)		600	264,481
Tokyo Seimitsu Co., Ltd. (b)		600	24,718
Tokyo Tekko Co., Ltd. (b)		3,400	48,584
Tokyotokeiba Co., Ltd. (b)		1,700	66,983
Toppan Forms Co., Ltd. (b)		3,300	30,327
Tosei Corp. (b)		9,700	104,496
Toyo Seikan Group Holdings Ltd. (b)		8,300	97,513
Toyo Tire Corp. (b)		1,700	30,415
Toyobo Co., Ltd. (b)		7,100	88,982
Toyota Motor Corp. (b)		20,000	357,764
Trans Genic, Inc. (b)		10,400	59,012
Transcosmos, Inc. (b)		1,100	36,031
Trend Micro, Inc. (b)		700	39,050
TV Asahi Holdings Corp. (b)		2,000	31,373
Ube Industries Ltd. (b)		4,100	80,480
Uchida Yoko Co., Ltd. (b)		1,100	53,324
United Urban Investment Corp. (b)		7	9,470
Unitika Ltd. (a)(b)		20,800	73,486
Will Group, Inc. (b)		3,800	42,628
Xebio Holdings Co., Ltd. (b)		8,100	82,346
Yamaha Motor Co., Ltd. (b)		200	5,569
Yokohama Reito Co., Ltd. (b)		6,000	47,695
ZOZO, Inc. (b)		5,000	187,222
			32,042,136
Jersey - 0.0% (f)
Centamin PLC (b)		18,368	23,671

Luxembourg - 0.1%
Sword Group (b)		1,328	61,380
Tenaris SA (b)		18,445	194,510
			255,890
Malaysia - 0.2%
Bumi Armada Bhd (a)(b)		614,200	66,907
Frencken Group Ltd. (b)		141,400	238,276
Kossan Rubber Industries (b)		43,100	23,729
Lotte Chemical Titan Holding Bhd (b)(e)		101,100	63,556
Sime Darby Bhd (b)		96,500	52,065
Sime Darby Plantation Bhd (b)		67,200	57,330
Telekom Malaysia Bhd (b)		44,200	59,923
			561,786
Malta - 0.1%
Angler Gaming PLC (b)		27,799	43,948
Kambi Group PLC (a)(b)		1,221	28,933
Kindred Group PLC (b)		8,111	121,796
			194,677
Mauritius - 0.0% (f)
Capital Ltd. (b)		88,034	93,550

Mexico - 0.2%
America Movil Sab De Cv		110,000	97,362
Arca Continental Sab De Cv		15,700	95,593
Coca-Cola Femsa Sab De Cv		20,625	116,427
Gcc Sab De Cv		10,000	74,743
Grupo Mexico Sab De Cv		1,900	7,555
Orbia Advance Corp. Sab De Cv		33,600	86,257
Qualitas Controladora Sab De Cv		8,300	38,176
			516,113
Netherlands - 3.9%
Adyen Nv (a)(b)(e)		630	1,751,747
Akzo Nobel Nv (b)		310	33,756
ASML Holding Nv		1,546	1,140,438
ASML Holding Nv		3,630	2,704,749
ASR Nederland Nv (b)		3,832	174,337
Boskalis Westminster (b)		1,780	53,907
Eurocommercial Properties Nv (b)		1,866	39,850
Flow Traders (b)(e)		1,380	53,395
Forfarmers Nv (b)		5,797	28,939
Heijmans Nv (b)		4,019	55,364
ING Groep Nv (b)		126,425	1,834,948
Koninklijke Ahold Delhaize Nv (b)		9,966	330,405
Koninklijke Bam Groep Nv (a)(b)		17,187	54,475
Koninklijke Kpn Nv (b)		37,112	116,386
Mediaset Nv (b)		10,980	31,489
Ordina Nv (b)		14,811	56,343
Randstad Nv (b)		4,718	315,305
Royal Dutch Shell PLC - Class A (b)		8,661	191,338
Royal Dutch Shell PLC - Class A (b)		91,689	2,042,104
Royal Dutch Shell PLC - Class B (b)		4,012	88,883
Signify Nv (b)(e)		787	39,100
			11,137,258
New Zealand - 0.1%
Fisher (e)		1,845	40,568
Fletcher Building Ltd. (b)		5,542	27,334
Pushpay Holdings Ltd. (a)(b)		60,997	77,441
Summerset Group Holdings Ltd. (b)		7,063	74,003
			219,346
Norway - 0.1% (f)
Aker Solutions ASA (a)(b)		27,062	60,070
Arcticzymes Technologies ASA (a)(b)		4,709	46,680
Belships ASA (b)		17,622	27,517
DNB Bank ASA (b)		945	21,455
Europris ASA (b)(e)		9,658	63,721
Gjensidige Forsikring ASA (b)		1,958	43,361
Kongsberg Gruppen ASA (b)		1,186	32,875
Norsk Hydro ASA (b)		164	1,224
SpareBank 1 Nord Norge (b)		4,776	52,127
Veidekke ASA (b)		2,030	24,893
			373,923
Peru - 0.0% (f)
Southern Copper Corp.		761	42,723

Philippines - 0.0% (f)
Aboitiz Equity Ventures, Inc. (b)		36,800	34,952
GT Capital Holdings, Inc. (b)		550	5,485
Metropolitan Bank (e)		21,500	18,362
			58,799
Poland - 0.2%
Asseco Poland SA (b)		1,443	31,766
Budimex SA (b)		582	43,793
Cyfrowy Polsat SA (b)		8,774	78,595
Enea SA (a)(b)		23,053	53,747
Grupa Azoty SA (a)(b)		4,356	30,782
InPost SA (a)(b)		113	1,864
LPP SA (b)		4	14,741
Polski Koncern Naftowy Orlen SA (b)		255	5,258
Polskie Gornictwo Naftowe i Gazownictwo SA (b)		14,003	22,737
Santander Bank Polska SA (a)(b)		1,569	118,303
Tauron Polska Energia SA (a)(b)		139,872	117,425
			519,011
Portugal - 0.1%
Banco Comercial Portugues SA (a)(b)		292,049	52,867
Jeronimo Martins Sgps SA (b)		6,193	123,319
Sonae Sgps SA (b)		118,438	124,463
			300,649
Qatar - 0.1%
Industries Qatar Qsc (b)		40,417	171,422
Qatar Fuel Qsc (b)		6,247	30,750
Qatar Islamic Bank Saq (b)		6,575	33,082
			235,254
Russia - 0.9%
Globaltrans Investment PLC (b)		4,210	33,550
HeadHunter Group PLC		500	24,400
LUKOIL PJSC		16,488	1,560,754
Mechel PJSC (a)		6,500	26,390
MMC Norilsk Nickel PJSC (b)		417	124,782
Novolipetsk Steel PJSC (b)		53,460	159,278
Phosagro PJSC (b)		5,340	125,188
Rostelecom PJSC (a)(b)		106,154	131,757
Severstal Pao (b)		9,951	207,685
Surgutneftegas PJSC (b)		279,100	140,493
Tatneft PJSC (b)		19,624	141,754
			2,676,031
Saudi Arabia - 0.1%
Herfy Food Services Co (b)		2,084	35,122
Saudi Basic Industries Corp. (b)		1,793	60,817
Saudi Industrial Investment Group (b)		7,867	85,595
Saudi Kayan Petrochemical Co (a)(b)		4,742	25,909
			207,443
Singapore - 0.8%
APAC Realty Ltd. (b)		63,500	35,523
BW Energy Ltd. (a)(b)		14,748	47,100
DBS Group Holdings Ltd. (b)		43,850	973,729
Japfa Ltd. (b)		149,100	74,586
Oversea-Chinese Banking Corp. Ltd. (b)		1,000	8,371
Raffles Medical Group Ltd. (b)		92,200	98,334
Riverstone Holdings Ltd./Singapore (b)		45,900	30,007
Sea Ltd. (a)		54	17,211
Singapore Exchange Ltd. (b)		1,300	9,513
Ums Holdings Ltd. (b)		35,000	43,417
Wilmar International Ltd. (b)		280,800	862,668
XP Power Ltd. (b)		305	21,153
			2,221,612
South Africa - 0.4%
Anglo American Platinum Ltd. (b)		1,131	97,881
Impala Platinum Holdings Ltd. (b)		6,473	72,421
Investec Ltd. (b)		35,724	154,989
Investec PLC (b)		47,186	200,887
Kap Industrial Holdings Ltd. (b)		94,677	30,614
Kumba Iron Ore Ltd. (b)		2,298	75,668
Mr Price Group Ltd. (b)		2,731	36,482
Mtn Group Ltd. (a)(b)		2,256	21,173
Multichoice Group (b)		7,059	53,429
Royal Bafokeng Platinum Ltd. (b)		7,033	34,231
Shoprite Holdings Ltd. (b)		16,425	194,499
Sibanye Stillwater Ltd. (b)		46,758	144,084
Vodacom Group Ltd. (b)		6,085	58,194
			1,174,552
South Korea - 2.5%
Afreecatv Co., Ltd. (b)		561	70,522
Ahnlab, Inc. (b)		586	34,244
BNK Financial Group, Inc. (b)		21,211	155,993
Daewoo Engineering (e)		7,769	43,708
DB Hitek Co., Ltd. (b)		1,072	48,684
DB Insurance Co., Ltd. (b)		689	36,579
DGB Financial Group, Inc. (b)		9,839	81,554
Doubleugames Co., Ltd. (b)		927	48,695
E-MART, Inc. (b)		205	28,030
Global Standard Technology Co., Ltd. (b)		1,055	22,523
GOLFZON Co., Ltd. (b)		427	50,158
GS Holdings Corp. (b)		1,658	62,172
Hana Financial Group, Inc. (b)		21,866	844,001
Hankook Tire (e)		3,531	127,060
Hansol Chemical Co., Ltd. (b)		371	107,629
Hanwha Aerospace Co., Ltd. (b)		772	32,355
Hanwha General Insurance Co., Ltd. (a)(b)		11,184	42,161
Hanwha Life Insurance Co., Ltd. (b)		14,071	42,507
Hanyang Eng Co., Ltd. (b)		3,350	42,955
HYBE Co., Ltd. (a)(b)		28	6,977
Hyundai Glovis Co., Ltd. (b)		666	91,954
Hyundai Steel Co (b)		936	36,696
Insun Ent Co., Ltd. (a)(b)		3,703	41,142
i-SENS, Inc. (b)		1,074	28,323
JB Financial Group Co., Ltd. (b)		5,186	38,684
Kakao Corp. (b)		569	55,741
Kakaobank Corp. (a)		74	4,275
Kia Corp. (b)		3,573	241,412
Korea Asset In Trust Co., Ltd. (b)		35,043	134,436
Korea Real Estate Investment (e)		42,148	86,832
Korean Reinsurance Co (b)		15,440	123,633
KT Skylife Co., Ltd. (b)		6,104	50,970
Kumho Petrochemical Co., Ltd. (b)		718	113,838
Kyung Dong Navien Co., Ltd. (b)		700	35,431
LF Corp. (b)		4,838	72,723
LG Chem Ltd. (b)		5	3,266
LG Corp. (b)		722	56,152
LG Innotek Co., Ltd. (b)		700	121,208
Lotte Chemical Corp. (b)		182	36,918
LX Hausys Ltd. (b)		1,361	89,721
LX Semicon Co., Ltd. (b)		920	77,474
Meritz Securities Co., Ltd. (b)		10,500	43,780
MOM'S TOUCH&Co (e)		8,113	28,731
Osstem Implant Co., Ltd. (b)		370	41,454
POSCO (b)		4,947	1,374,947
Samchully Co., Ltd. (b)		1,227	100,290
Samsung Card Co., Ltd. (b)		955	27,172
Samsung Electronics Co., Ltd. (b)		10,658	663,341
Samsung Securities Co., Ltd. (b)		2,104	84,051
Seegene, Inc. (b)		1,310	67,349
Shinhan Financial Group Co., Ltd. (b)		34,039	1,143,295
Sk Bioscience Co., Ltd. (a)(b)		283	64,829
S-Oil Corp. (b)		570	52,320
Sunjin Co., Ltd. (b)		3,899	47,182
Tokai Carbon Korea Co., Ltd. (b)		271	26,382
Woori Financial Group, Inc. (b)		4,266	41,481
Yonwoo Co., Ltd. (b)		1,432	29,749
Youngone Corp. (b)		881	32,624
			7,338,313
Spain - 1.0%
Amadeus It Group SA (a)(b)		22,210	1,459,026
CaixaBank SA (b)		296,581	919,656
Faes Farma SA (b)		18,439	72,539
Gestamp Automocion SA (a)(b)(e)		15,130	58,337
Grupo Catalana Occidente SA (b)		1,236	45,135
Industria de Diseno Textil SA (b)		6,074	220,987
Pharma Mar SA (b)		309	26,545
Unicaja Banco SA (b)(e)		33,726	34,739
			2,836,964
Sweden - 2.3%
AcadeMedia AB (b)(e)		8,254	56,282
Alfa Laval AB (b)		4,526	168,649
Assa ABloy AB (b)		2,675	77,562
Atlas Copco AB (b)		29,200	1,771,281
Bergs Timber AB (b)		81,766	47,448
Betsson AB (a)(b)		7,008	58,137
Bilia AB (b)		6,610	119,193
Biotage AB (b)		2,218	60,604
Boliden AB (b)		214	6,884
Bufab AB (b)		1,010	35,961
Epiroc AB (a)(b)		1,178	24,281
EQT AB (b)		2,714	111,789
Evolution AB (b)(e)		9,090	1,381,757
Fastighets AB Balder (a)(b)		39	2,339
Ferronordic AB (b)		1,942	52,456
Fortnox AB (b)		930	55,938
G5 Entertainment AB (b)		757	34,401
Getinge AB (b)		2,041	81,163
Humana AB (a)(b)		3,322	27,758
Husqvarna AB (b)		6,736	80,360
Intrum AB (b)		917	24,953
Inwido AB (b)		6,595	110,216
KNOW IT AB (b)		1,845	74,401
Lindab International AB (b)		3,097	78,186
Loomis AB (b)		2,793	75,578
Lundin Energy AB (b)		8,654	321,251
NCC AB (b)		6,373	99,982
New Wave Group AB (a)(b)		8,422	125,734
Nibe Industrier AB (a)(b)		1,272	15,977
Nobina AB (b)(e)		16,280	145,757
Nordic Waterproofing Holding AB (b)		2,442	57,265
Nyfosa AB (b)		1,852	26,079
Saab AB (b)		4,824	136,361
Sandvik AB (b)		19,305	440,581
SSAB AB (a)(b)		6,665	28,610
Swedbank AB (b)		14,133	285,873
Swedencare AB (a)(b)		3,040	50,119
Swedish Match (a)(b)		28,132	246,721
Thule Group AB (b)(e)		3,553	177,641
			6,775,528
Switzerland - 5.8%
Alcon, Inc. (b)		24,530	1,987,166
Bachem Holding AG (b)		460	350,069
Belimo Holding AG (a)(b)		67	35,473
Bellevue Group AG (b)		1,679	70,759
Cie Financiere Richemont SA (b)		433	44,648
Credit Suisse Group AG (b)		42,296	419,356
Dormakaba Holding AG (b)		84	60,996
Ferrexpo PLC (b)		14,776	64,890
Geberit AG (b)		712	523,151
Holcim Ltd. (b)		10,926	525,656
Interroll Holding AG (b)		12	50,790
Kardex Holding AG (b)		117	32,937
Kuehne + Nagel International AG (b)		881	299,362
Lem Holding SA (b)		22	50,705
Lonza Group AG (b)		2,640	1,977,864
Nestle SA (b)		19,652	2,364,507
Novartis AG (b)		236	19,361
Partners Group Holding AG (b)		104	161,898
Roche Holding AG (b)		6,670	2,433,908
Schindler Holding AG (b)		283	75,728
Schweiter Technologies AG (b)		47	67,154
SGS SA (b)		9	26,170
Sika AG (b)		6,806	2,152,703
Sonova Holding AG (b)		1,605	605,324
STMicroelectronics Nv (b)		10,929	476,475
Tecan Group AG (b)		279	157,443
The Swatch Group AG (b)		1,332	68,597
Ubs Group AG (b)		99,404	1,588,474
V-ZUG Holding AG (a)(b)		244	34,091
Zehnder Group AG (b)		929	98,272
			16,823,927
Taiwan - 4.6%
Acer, Inc. (b)		141,000	124,779
Anpec Electronics Corp. (b)		5,000	27,746
ASE Technology Holding Co., Ltd. (b)		18,000	70,068
Asustek Computer, Inc. (b)		28,000	325,349
Catcher Technology Co., Ltd. (b)		136,000	812,993
Cathay Financial Holding Co., Ltd. (b)		103,000	210,873
Chicony Power Technology Co., Ltd. (b)		24,000	57,669
China General Plastics Corp. (b)		19,750	32,289
ChipMOS Technologies, Inc. (b)		27,000	45,211
Chung Hung Steel Corp. (b)		46,000	66,565
Compal Electronics, Inc. (b)		105,000	88,545
CTBC Financial Holding Co., Ltd. (b)		176,000	143,517
DA CIN Construction Co., Ltd. (b)		72,000	76,791
Dimerco Express Corp. (b)		12,171	42,962
Eclat Textile Co., Ltd. (b)		3,200	69,203
Everlight Electronics Co., Ltd. (b)		49,000	83,368
Feng Hsin Steel Co., Ltd. (b)		42,000	117,446
FocalTech Systems Co., Ltd. (b)		5,000	27,213
Fubon Financial Holding Co., Ltd. (b)(c)		3,300	9,002
Gigabyte Technology Co., Ltd. (b)		12,000	37,229
Global Mixed Mode Technology, Inc. (b)		10,000	81,573
Grand Pacific Petrochemical (b)		48,000	48,983
Greatek Electronics, Inc. (b)		38,000	109,341
Hannstar Display Corp. (b)		78,000	41,800
Hon Hai Precision Industry Co., Ltd. (b)		584,961	2,186,102
Hung Ching Development (e)		73,000	75,552
ITE Technology, Inc. (b)		28,000	97,721
Kindom Development Co., Ltd. (b)		147,000	206,374
Macronix International Co., Ltd. (b)		28,000	36,304
MediaTek, Inc. (b)		12,600	406,140
Micro-Star International Co., Ltd. (b)		18,000	82,280
Nantex Industry Co., Ltd. (b)		26,000	84,135
Nanya Technology Corp. (b)		43,000	100,178
Nien Made Enterprise Co., Ltd. (b)		9,400	132,877
Novatek Microelectronics Corp. (b)		20,700	300,526
Pegavision Corp. (b)		4,000	74,605
Phison Electronics Corp. (b)		6,000	80,363
Pou Chen Corp. (b)		16,000	19,187
Powertech Technology, Inc. (b)		14,000	51,775
Realtek Semiconductor Corp. (b)		19,400	341,885
Shin Foong Specialty (e)		6,000	42,234
Shining Building Business Co., Ltd. (a)(b)		107,000	41,612
Shiny Chemical Industrial Co., Ltd. (b)		21,111	105,630
Silicon Motion Technology Corp.		500	34,490
Sitronix Technology Corp. (b)		9,000	76,950
Sonix Technology Co., Ltd. (b)		39,000	124,957
Taita Chemical Co., Ltd. (b)		27,500	38,206
Taiwan Semiconductor Manufacturing Co., Ltd. (b)		119,600	2,466,277
Taiwan Semiconductor Manufacturing Co., Ltd.		24,020	2,681,833
Tong Hsing Electronic Industries Ltd. (b)		7,000	55,377
Topco Scientific Co., Ltd. (b)		7,000	34,370
TXC Corp. (b)		36,000	132,626
UPC Technology Corp. (b)		44,000	39,261
Vanguard International Semiconductor Corp. (b)		32,000	172,163
Winbond Electronics Corp. (b)		49,000	45,643
Wisdom Marine Lines Co., Ltd. (b)		11,000	31,813
YFY, Inc. (b)		98,000	118,298
			13,268,259
Thailand - 0.5%
AP Thailand Pcl (b)		913,200	219,756
Bangkok Chain Hospital Pcl (b)		60,400	38,005
Hana Microelectronics Pcl (b)		25,800	60,043
Indorama Ventures Pcl (b)		4,600	5,969
Mega Lifesciences Pcl (b)		55,000	80,806
Polyplex Thailand Pcl (b)		89,900	74,810
PTT Exploration (e)		15,700	54,276
PTT Global Chemical Pcl (b)		32,200	59,603
Sri Trang Agro-Industry Pcl		24,300	23,949
The Siam Commercial Bank Pcl (b)		193,500	686,098
			1,303,315
Turkey - 0.3%
Akbank Tas (b)		649,930	389,264
Aksa Akrilik Kimya Sanayii AS (b)		22,794	52,227
Aksa Enerji Uretim AS (a)(b)		53,936	82,978
Haci Omer Sabanci Holding AS (b)		94,813	104,334
Kardemir Karabuk Demir Celik Sanayi Ve Ticaret AS (a)(b)		35,533	25,749
Koza Altin Isletmeleri AS (a)(b)		2,967	31,842
Koza Anadolu Metal Madencilik Isletmeleri AS (a)(b)		24,080	39,433
Logo Yazilim Sanayi Ve Ticaret AS (b)		12,302	57,536
Sok Marketler Ticaret AS (b)		30,455	40,386
Vestel Elektronik Sanayi Ve Ticaret AS (b)		11,637	34,384
			858,133
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC (b)		435,385	884,492
Abu Dhabi Islamic Bank PJSC (b)		51,836	81,659
Dubai Islamic Bank PJSC (b)		62,354	83,865
			1,050,016
United Kingdom - 0.5%
Travis Perkins (a)(b)		64,693	1,326,477

United States - 3.3%
Aon PLC - Class A		5,070	1,448,854
EPAM Systems, Inc. (a)		3,150	1,797,012
Mettler-Toledo International, Inc. (a)		1,340	1,845,662
Parade Technologies Ltd. (b)		2,000	116,321
Resmed, Inc.		10,090	2,659,220
STERIS PLC		7,430	1,517,800
			9,384,869
Total Common Stocks (Cost $175,533,811)			230,767,494

PREFERRED STOCKS - 0.9%
Brazil - 0.1%
Cia De Saneamento Do Parana		103,800	73,574
Cia Energetica De Minas Gerais		36,013	92,584
Cia Paranaense De Energia		36,000	48,324
Metalurgica Gerdau SA		22,000	50,337
Petroleo Brasileiro SA		28,700	143,349
Unipar Carbocloro SA		2,500	36,386
			444,554
Germany - 0.7%
Bayerische Motoren Werke AG (b)		2,029	154,925
Draegerwerk AG (e)		598	48,959
Einhell Germany AG (b)		210	40,291
Sartorius AG (b)		46	29,295
Schaeffler AG (b)		11,400	87,646
Sto SE (e)		254	59,551
Volkswagen AG (b)		6,792	1,521,502
			1,942,169
Russia - 0.1%
Surgutneftegas PJSC (b)		270,800	149,995

Total Preferred Stocks (Cost $2,812,644)			$2,536,718

		Par Value	Value
U.S. TREASURY OBLIGATIONS - 0.5%
0.125%, due 05/31/23 (b)		$144,000	143,775
0.125%, due 08/31/23 (b)		35,000	34,907
0.250%, due 06/15/24 (b)		250,000	248,594
0.375%, due 09/15/24 (b)		95,000	94,584
0.250%, due 10/31/25 (b)		59,000	57,654
0.750%, due 08/31/26 (b)		312,500	309,180
0.875%, due 09/30/26 (b)		174,000	173,076
1.125%, due 02/15/31 (b)(g)		27,000	26,156
1.625%, due 05/15/31 (b)		288,000	291,420
1.250%, due 08/15/31 (b)		98,000	95,642
Total U.S. Treasury Obligations (Cost $1,483,018)			$1,474,988

AGENCY MORTGAGE-BACKED OBLIGATIONS - 0.1%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K-108, 1.810%, due 03/25/30 (b)(h)		499,901	62,195
Series K-1501, 0.537%, due 04/25/30 (b)(h)		2,762,319	73,227
Series K-110, 1.814%, due 04/25/30 (b)(h)		499,108	61,392
Series K-118, 1.054%, due 09/25/30 (b)(h)		998,200	74,158
Total Agency Mortgage-Backed Obligations (Cost $241,870)			$270,972

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.1%
Alen 2021-ACEN Mortgage Trust
Series 2021-ACEN, 2.334%, due 04/15/38 (1 Month U.S. LIBOR + 2.250%) (b)(e)		200,000	200,500
BBCMS 2018-TALL Mortgage Trust
Series 2018-TALL, 0.806%, due 03/15/37 (1 Month U.S. LIBOR + 0.722%) (b)(e)		200,000	199,375
BBCMS 2021-AGW Mortgage Trust
Series 2021-AGW, 1.334%, due 06/16/36 (1 Month U.S. LIBOR + 1.250%) (b)(e)		500,000	499,844
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-VKNG, 1.484%, due 10/15/37 (1 Month U.S. LIBOR + 1.400%) (b)(e)		100,000	100,040
CIM Trust 2021-J3
Series 2021-J3, 2.500%, due 06/25/51 (b)(e)		589,933	590,624
Citigroup Commercial Mortgage Trust 2016-P4
Series 2016-P4, 4.101%, due 07/12/49 (b)(h)		186,000	191,710
GS Mortgage Securities Trust 2018-HART
Series 2018-HART, 1.180%, due 10/15/31 (1 Month U.S. LIBOR + 1.090%) (b)(e)		190,000	190,000
GSCG Trust 2019-600C
Series 2019-600C, 2.936%, due 09/12/34 (b)(e)		200,000	208,193
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON
Series A, 3.884%, due 01/06/34 (b)(e)		150,000	156,052
JP Morgan Mortgage Trust 2017-2
Series 2017-2, 3.500%, due 05/25/47 (b)(e)		85,926	87,372
JP MORGAN MORTGAGE TRUST 2018-5
Series 2018-5, 3.500%, due 10/25/48 (b)(e)		199,199	202,789
JP Morgan Mortgage Trust 2019-1
Series 2019-1, 4.000%, due 05/25/49 (b)(e)		27,281	27,727
JP Morgan Mortgage Trust 2019-3
Series 2019-3, 4.000%, due 09/25/49 (b)(e)		6,316	6,326
JP Morgan Mortgage Trust 2019-INV3
Series 2019-INV3, 3.500%, due 05/25/50 (b)(e)		227,777	232,799
JP Morgan Mortgage Trust 2020-2
Series 2020-2, 3.500%, due 07/25/50 (b)(e)		134,339	136,846
JP Morgan Mortgage Trust 2021-7
Series TR, 2.500%, due 11/25/51 (b)(e)		291,114	291,455
JP Morgan Trust 2015-3
Series 2015-3, 3.500%, due 05/25/45 (b)(e)		94,634	95,635
JPMBB Commercial Mortgage Securities Trust 2013-C12
Series B, 4.235%, due 07/17/45 (b)(h)		182,000	189,602
Mello Warehouse Securitization Trust 2020-1
Series 2020-1, 1.236%, due 10/27/53 (1 Month U.S. LIBOR + 1.150%) (b)(e)		150,000	151,159
Morgan Stanley Capital I Trust 2016-BNK2
Series C, 4.023%, due 11/18/49 (b)(h)		200,000	202,543
PFMT 2021-J1 A10
2.000%, due 12/31/49 (c)		200,000	189,482
PSMC 2020-3 Trust
Series 2020-3, 3.000%, due 11/25/50 (b)(e)		108,097	110,093
Ready Capital Mortgage Financing 2021-FL5 LLC
Series 2021-FL5, 1.836%, due 04/25/38 (1 Month U.S. LIBOR + 1.750%) (b)(e)		400,000	399,876
Sequoia Mortgage Trust 2013-3
Series 2013-3, 2.500%, due 03/25/43 (b)(h)		109,701	110,920
Sequoia Mortgage Trust 2016-3
Series 2016-3, 3.000%, due 11/25/46 (b)(e)		70,982	71,124
Sequoia Mortgage Trust 2019-CH2
Series 2019-CH2, 4.500%, due 08/25/49 (b)(e)		11,887	12,051
Sequoia Mortgage Trust 2019-CH3
Series 2019-CH3, 4.000%, due 10/25/49 (b)(e)		18,934	19,279
Sequoia Mortgage Trust 2020-4
Series 2020-4, 2.500%, due 11/25/50 (b)(e)		200,000	201,052
Sequoia Mortgage Trust 2021-1
Series A-7, 2.500%, due 03/25/51 (b)(e)		400,000	399,554
Shellpoint Co-Originator Trust 2016-1
Series 2016-1, 3.500%, due 11/25/46 (b)(e)		26,084	26,100
SLG Office Trust 2021-OVA
Series 2021-OVA, 2.585%, due 07/15/41 (b)(e)		220,000	227,686
Wells Fargo Commercial Mortgage Trust 2021-FCMT
Series A, 1.284%, due 05/15/31 (1 Month U.S. LIBOR + 1.200%) (b)(e)		100,000	100,364
Wells Fargo Mortgage Backed Securities 2020-RR1 Trust
Series A-1, 3.000%, due 05/25/50 (1 Month U.S. LIBOR + 0.000%) (b)(e)		177,350	179,727
WFRBS Commercial Mortgage Trust 2014-C21
Series 2014-C21, 4.213%, due 08/16/47 (b)(h)		207,000	215,428
Total Non-Agency Mortgage-Backed Obligations (Cost $6,249,738)			$6,223,327

NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS - 0.1%
BANK 2020-BNK30
Series 2020-BNK30, 1.440%, due 12/17/53 (b)(h)		991,797	93,108
Benchmark 2020-B19 Mortgage Trust
Series 2020-B19, 1.890%, due 09/17/53 (b)(h)		997,868	106,389
DBJPM 20-C9 Mortgage Trust
Series 2020-C9, 1.830%, due 08/15/53 (b)(h)		788,786	77,679
Total Non-Agency Mortgage-Backed Obligation Interest-Only Strips (Cost $290,798)			$277,176

ASSET-BACKED SECURITIES - 2.0%
American Airlines 2015-2 Class AA Pass Through Trust
Series 2015-2, 3.600%, due 03/22/29 (b)		95,393	98,177
American Airlines 2016-2 Class AA Pass Through Trust
Series 2016-2, 3.200%, due 12/15/29 (b)		55,090	55,176
AmeriCredit Automobile Receivables Trust 2021-2
Series TR, 1.010%, due 01/19/27 (b)		100,000	99,971
Arbor Realty Commercial Real Estate Notes 2021-FL2 Ltd.
Series B, 1.684%, due 05/15/36 (1 Month U.S. LIBOR + 1.600%) (b)(d)		450,000	446,520
Commonbond Student Loan Trust 2018-C-GS
Series A-1, 3.870%, due 02/25/46 (b)(e)		150,379	155,281
Exeter Automobile Receivables Trust 2020-3
Series 2020-3, 1.320%, due 07/15/25 (b)		200,000	201,371
FedEx Corp 2020-1 Class AA Pass Through Trust
Series 2020-1AA, 1.875%, due 08/20/35 (b)		277,333	273,709
Helios Issuer LLC
Series A, 2.980%, due 06/20/47 (b)(e)		252,593	260,761
Laurel Road Prime Student Loan Trust 2020-A
Series 1.40000, 1.400%, due 11/25/50 (b)(e)		267,070	263,683
Loanpal Solar Loan 2020-2 Ltd.
Series A, 2.750%, due 07/20/47 (b)(e)		245,991	254,948
Marlette Funding Trust 2021-1
Series C, 1.410%, due 06/16/31 (b)(e)		200,000	199,871
MF1 2021-FL7 Ltd.
Series 2021-FL7, 2.145%, due 10/20/36 (1 Month U.S. LIBOR + 2.050%) (b)(d)		200,000	200,000
Mosaic Solar Loan Trust 2020-2
Series 2020-2, 1.440%, due 08/20/46 (b)(e)		116,781	114,729
Navient Private Education Refi Loan Trust 2020-G
Series A, 1.170%, due 09/15/69 (b)(e)		183,392	184,215
Navient Private Education Refi Loan Trust 2021-A
Series A, 0.840%, due 05/15/69 (b)(e)		108,952	108,834
Oscar US Funding XII LLC
Series A-4, 1.000%, due 04/10/28 (b)(e)		200,000	198,355
PFP 2021-8 Ltd.
Series 2021-8, 1.900%, due 08/16/27 (1 Month U.S. LIBOR + 1.800%) (b)(d)		100,000	100,000
PFS Financing Corp.
Series 2021-A, 0.710%, due 04/15/26 (b)(e)		100,000	99,714
Santander Consumer Auto Receivables Trust 2021-A
Series 2021-A, 1.030%, due 11/16/26 (b)(e)		150,000	149,628
Santander Drive Auto Receivables Trust 2020-3
Series B, 0.690%, due 03/17/25 (b)		100,000	100,238
Series C, 1.120%, due 01/15/26 (b)		200,000	201,251
Santander Drive Auto Receivables Trust 2021-2
Series C, 0.900%, due 06/15/26 (1 Month U.S. LIBOR + 0.000%) (b)		100,000	100,438
SMB Private Education Loan Trust 2020-PTB
Series 1.60000, 1.600%, due 09/15/54 (b)(e)		338,163	341,576
Sofi Consumer Loan Program 2018-1 Trust
Series B, 3.650%, due 02/25/27 (b)(e)		66,663	67,349
SoFi Consumer Loan Program 2020-1 Trust
Series B, 2.250%, due 01/25/29 (b)(e)		400,000	405,114
Sofi Professional Loan Program 2017-C LLC
Series A-1, 0.686%, due 07/25/40 (1 Month U.S. LIBOR + 0.600%) (b)(e)		110,347	110,409
Sofi Professional Loan Program 2018-B Trust
Series 3.34000, 3.340%, due 08/25/47 (b)(e)		133,016	136,316
Tesla Auto Lease Trust 2019-A
Series 2019-A, 2.680%, due 01/20/23 (b)(e)		250,000	255,032
United Airlines 2014-2 Class A Pass Through Trust
Series A, 3.750%, due 03/03/28 (b)		47,064	49,547
Vivint Solar Financing VII LLC
Series LLC, 2.210%, due 07/31/51 (b)(e)		192,182	190,429
Volvo Financial Equipment LLC Series 2020-1
Series A-4, 0.600%, due 03/15/28 (b)(e)		150,000	150,492
Westlake Automobile Receivables Trust 2020-3
Series B, 0.780%, due 11/17/25 (b)(e)		200,000	200,665
Total Asset-Backed Securities (Cost $5,767,103)			$5,773,799

COLLATERALIZED LOAN OBLIGATIONS - 1.7%
Aimco CLO 11 Ltd.
Series LTD, 1.506%, due 10/15/31 (3 Month U.S. LIBOR + 1.380%) (b)(e)		500,000	500,131
Apidos CLO XXIII
Series XXIII, 1.346%, due 04/15/33 (3 Month U.S. LIBOR + 1.220%) (b)(e)		400,000	400,109
Bardot CLO Ltd.
Series 2019, 1.788%, due 10/22/32 (3 Month U.S. LIBOR + 1.650%) (b)(e)		400,000	400,139
Barings CLO Ltd 2020-I
Series LTD, 1.526%, due 10/15/32 (3 Month U.S. LIBOR + 1.400%) (b)(e)		400,000	400,000
Benefit Street Partners CLO XIX Ltd.
Series A, 1.476%, due 01/18/33 (3 Month U.S. LIBOR + 1.350%) (b)(e)		400,000	400,469
Betony CLO 2 Ltd.
Series 2018, 1.209%, due 04/30/31 (3 Month U.S. LIBOR + 1.080%) (b)(e)		250,000	250,000
CIFC Funding 2020-III Ltd.
Series 2020-3, 1.734%, due 10/20/31 (3 Month U.S. LIBOR + 1.600%) (b)(e)		400,000	400,103
Dryden 78 CLO Ltd.
Series LTD, 1.314%, due 04/18/33 (3 Month U.S. LIBOR + 1.180%) (b)(e)		500,000	499,391
Marble Point CLO XIV Ltd.
Series FLT, 1.414%, due 01/20/32 (3 Month U.S. LIBOR + 1.280%) (b)(e)		490,000	490,228
Octagon Investment Partners 48 Ltd.
Series A, 1.634%, due 10/20/31 (3 Month U.S. LIBOR + 1.500%) (b)(e)		400,000	400,074
OHA Credit Funding 4 Ltd.
Series A-1, 1.468%, due 10/22/32 (3 Month U.S. LIBOR + 1.330%) (b)(e)		400,000	400,120
Sound Point CLO XXVII Ltd.
Series 2020-27, 1.825%, due 10/27/31 (3 Month U.S. LIBOR + 1.700%) (b)(e)		400,000	400,151
Total Collateralized Loan Obligations (Cost $4,925,430)			$4,940,915

CORPORATE BONDS - 4.1%
Australia - 0.1%
Scentre Group Trust 1 / Scentre Group Trust 2
3.625%, due 01/28/26 (b)(e)		182,000	196,723
Britain - 0.2%
Astrazeneca PLC
0.700%, due 04/08/26 (b)		94,000	91,895
Bat International Finance PLC
1.668%, due 03/25/26 (b)		165,000	164,263
BP Capital Markets PLC
3.535%, due 11/04/24 (b)		122,000	131,868
Royalty Pharma PLC
0.750%, due 09/02/23 (b)		66,000	66,101
1.750%, due 09/02/27 (b)		67,000	66,513
2.200%, due 09/02/30 (b)		105,000	102,433
			623,073
Canada - 0.1%
Royal Bank Of Canada
1.200%, due 04/27/26 (b)		100,000	99,188
The Bank of Nova Scotia
2.700%, due 08/03/26 (b)		182,000	193,077
			292,265
Cayman Islands - 0.0% (f)
XLIT Ltd
4.450%, due 03/31/25 (b)		80,000	88,756
Japan - 0.0% (f)
Mitsubishi Ufj Financial Group, Inc.
3.761%, due 07/26/23 (b)		77,000	81,562
Nissan Motor Co. Ltd
4.810%, due 09/17/30 (b)(e)		80,000	90,100
			171,662
United States - 3.6%
3M Co.
2.000%, due 02/14/25 (b)		102,000	105,479
Abbvie, Inc..
3.800%, due 03/15/25 (b)		140,000	151,248
Aflac, Inc.
3.250%, due 03/17/25 (b)		100,000	107,476
Altria Group, Inc.
3.400%, due 05/06/30 (b)		102,000	107,713
Amazon.Com, Inc.
1.500%, due 06/03/30 (b)		146,000	142,235
Ameren Illinois Co.
3.800%, due 05/15/28 (b)		87,000	97,036
American Honda Finance Corp.
1.200%, due 07/08/25 (b)		81,000	81,430
American International Group, Inc.
3.900%, due 04/01/26 (b)		162,000	179,481
American Tower Corp.
5.000%, due 02/15/24 (b)		76,000	83,438
Amgen, Inc.
3.200%, due 11/02/27 (b)		132,000	143,823
Amphenol Corp.
2.800%, due 02/15/30 (b)		107,000	112,532
Apple, Inc.
1.200%, due 02/08/28 (b)		100,000	98,103
Assurant, Inc.
4.200%, due 09/27/23 (b)		77,000	82,024
AT&T (e)
2.750%, due 06/01/31 (b)		160,000	163,848
Bank of America Corp.
4.125%, due 01/22/24 (b)		214,000	231,396
4.000%, due 01/22/25 (b)		82,000	88,958
1.734%, due 07/22/27 (SOFR Rate + 0.960%) (b)(h)		153,000	153,415
2.592%, due 04/29/31 (SOFR Rate + 2.150%) (b)(h)		194,000	197,518
BroadCom, Inc.
4.150%, due 11/15/30 (b)		64,000	70,804
Carrier Global Corp.
2.722%, due 02/15/30 (b)		215,000	222,413
Caterpillar Financial Services Corp.
2.850%, due 05/17/24 (b)		104,000	109,949
Charter Communications Operating LLC / Charter Communications Operating Capital
4.464%, due 07/23/22 (b)		64,000	65,623
Citigroup, Inc.
0.981%, due 05/01/25 (SOFR Rate + 0.669%) (b)(h)		150,000	150,363
4.450%, due 09/29/27 (b)		88,000	100,131
Constellation Brands, Inc.
3.700%, due 12/06/26 (b)		102,000	112,627
CVS Health Corp.
3.875%, due 07/20/25 (b)		270,000	295,640
1.750%, due 08/21/30 (b)		160,000	153,349
Duke Energy Corp.
3.150%, due 08/15/27 (b)		156,000	167,706
Ecolab, Inc.
4.800%, due 03/24/30 (b)		70,000	84,854
Entergy Corp.
0.900%, due 09/15/25 (b)		110,000	107,961
Enterprise Products Operating LLC
2.800%, due 01/31/30 (b)		80,000	83,352
Equinix, Inc.
1.250%, due 07/15/25 (b)		145,000	144,686
Exxon Mobil Corp.
2.275%, due 08/16/26 (b)		109,000	114,336
Firstenergy Corp.
4.400%, due 07/15/27 (b)		159,000	174,158
Fox Corp.
3.050%, due 04/07/25 (b)		167,000	177,717
General Electric Co.
3.450%, due 05/01/27 (b)		109,000	119,779
Global Payments, Inc.
2.650%, due 02/15/25 (b)		90,000	94,011
HCA, Inc.
4.125%, due 06/15/29 (b)		113,000	126,277
Johnson & Johnson (e)
0.950%, due 09/01/27 (b)		100,000	98,023
1.300%, due 09/01/30 (b)		100,000	96,297
JPMorgan Chase (e)
3.875%, due 09/10/24 (b)		211,000	229,207
1.578%, due 04/22/27 (SOFR Rate + 0.885%) (b)(h)		150,000	150,336
1.953%, due 02/04/32 (SOFR Rate + 1.065%) (b)(h)		80,000	77,029
2.580%, due 04/22/32 (SOFR Rate + 1.250%) (b)(h)		208,000	210,613
JPMorgan Chase (e)
2.776%, due 04/25/23 (3 Month U.S. LIBOR + 0.935%) (b)(h)		187,000	189,510
Keurig Dr Pepper, Inc.
4.417%, due 05/25/25 (b)		77,000	85,460
Kinder Morgan Energy Partners Lp
3.450%, due 02/15/23 (b)		77,000	79,502
Kite Realty Group Lp
4.000%, due 10/01/26 (b)		109,000	117,349
Microsoft Corp.
2.400%, due 08/08/26 (b)		213,000	226,141
Morgan Stanley
2.188%, due 04/28/26 (SOFR Rate + 1.990%) (b)(h)		257,000	264,692
0.985%, due 12/10/26 (SOFR Rate + 0.720%) (b)(h)		160,000	157,204
1.593%, due 05/04/27 (SOFR Rate + 0.879%) (b)(h)		200,000	200,519
2.239%, due 07/21/32 (SOFR Rate + 1.178%) (b)(h)		102,000	100,504
MPLX Lp
4.875%, due 12/01/24 (b)		81,000	89,606
2.650%, due 08/15/30 (b)		59,000	59,221
Nextera Energy Capital Holdings, Inc.
3.150%, due 04/01/24 (b)		81,000	85,533
Oracle Corp.
2.950%, due 04/01/30 (b)		231,000	241,197
O'Reilly Automotive, Inc.
3.600%, due 09/01/27 (b)		182,000	202,499
PepsiCo., Inc.
2.625%, due 07/29/29 (b)		92,000	97,514
Phillips 66
0.900%, due 02/15/24 (b)		78,000	78,018
Raytheon Technologies Corp.
3.200%, due 03/15/24 (b)		101,000	106,869
Realty Income Corp.
3.250%, due 01/15/31 (b)		194,000	210,248
Ross Stores, Inc.
4.600%, due 04/15/25 (b)		131,000	146,070
Sabine Pass Liquefaction LLC
5.625%, due 03/01/25 (b)		62,000	70,246
Sierra Pacific Power Co.
2.600%, due 05/01/26 (b)		140,000	147,201
Southwestern Electric Power Co.
1.650%, due 03/15/26 (b)		100,000	100,754
Steel Dynamics, Inc.
1.650%, due 10/15/27 (b)		80,000	79,152
The AES Corp.
1.375%, due 01/15/26 (b)		78,000	76,721
The Boeing Co.
4.875%, due 05/01/25 (b)		82,000	91,290
The Charles Schwab Corp.
3.300%, due 04/01/27 (b)		59,000	64,302
The Goldman Sachs Group, Inc.
2.908%, due 06/05/23 (3 Month U.S. LIBOR + 1.053%) (b)(h)		158,000	160,570
0.855%, due 02/12/26 (SOFR Rate + 0.609%) (b)(h)		100,000	98,882
The Home Depot, Inc.
1.500%, due 09/15/28 (b)		133,000	131,636
The Walt Disney Co.
2.200%, due 01/13/28 (b)		79,000	81,549
T-Mobile Usa, Inc.
3.750%, due 04/15/27 (b)		80,000	88,135
Verizon Communications, Inc.
4.329%, due 09/21/28 (b)		80,000	91,973
2.355%, due 03/15/32 (b)(e)		175,000	172,484
VMware, Inc.
1.000%, due 08/15/24 (b)		104,000	104,325
Walmart, Inc.
1.050%, due 09/17/26 (b)		166,000	165,615
Wells Fargo (e)
2.406%, due 10/30/25 (SOFR Rate + 1.087%) (b)(h)		249,000	258,951
			10,585,836
Total Corporate Bonds (Cost $12,056,575)			$11,958,315

RIGHTS - 0.0% (f)
Australia - 0.0% (f)
Fubon Financial Holdi-Rights (a)(b)		5,570	322
South Korea - 0.0% (f)
Hyundai Engineering (a)(b)		20	–
Taiwan - 0.0% (f)
Fubon Financial Holdi-Rights (a)(b)		114	73
Fubon Financial Holdi-Rights(a)		70	–
			73
Total Rights (Cost $2,966)			$395

AFFILIATED REGISTERED INVESTMENT COMPANIES - 5.0%		Shares
United States - 5.0%
Voya Emerging Markets Hard Currency Debt Fund - Class P		242,176	2,324,891
Voya High Yield Bond Fund - Class P		304,478	2,457,135
Voya Investment Grade Credit Fund - Class P		62,698	709,118
Voya Securitized Credit Fund - Class P		921,804	9,042,896
Total Affiliated Registered Investment Companies (Cost $14,174,807)			$14,534,040

Total Investments at Value - 96.6% (Cost $223,538,760)			278,758,139
Other Assets in Excess of Liabilities - 3.4%			9,840,733
Net Assets - 100.0%			$288,598,872

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Level 2 security.
(c)
Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $392,861 as of September 30, 2021, representing 0.1% of net assets.

(d)	Illiquid security. The total value of such securities is $746,520 as of September 30, 2021, representing 0.3% of net assets.
(e)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other ‘‘qualified institutional buyers.’’ As of September 30, 2021, the value of these investments was $30,147,113, or 10.4% of total net assets.

(f)	Represents less than 0.1%.
(g)	This security or a partial position of this security is on loan at September 30, 2021. The total market value of securities on loan at September 30, 2021 was $34,985.
(h)	Variable rate security. The coupon is based on an underlying pool of loans. The rate listed is as of September 30, 2021

REIT	Real Estate Investment Trust
ADR	American Depository Receipt
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF FUTURES CONTRACTS
September 30, 2021 (Unaudited)

			Notional	Value/ Unrealized
FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Amount	Appreciation
5-Year U.S. Treasury Note Future	25	12/31/2021	$2,454,533	$15,968
2-Year U.S. Treasury Note Future	1	12/31/2021	208,793	29
10-Year U.S. Treasury Note Future	25	12/21/2021	2,743,394	35,659
U.S. Treasury Long Bond Future	7	12/21/2021	1,004,080	22,189
Ultra 10-Year U.S. Treasury Bond Future	27	12/21/2021	27,166,988	59,219
Ultra Long-Term U.S. Treasury Bond Future	4	12/21/2021	469,326	17,907
Total Futures Contracts Sold Short			$34,047,114	$150,971

The average monthly notional amount of futures contracts sold short during the nine months ended September 30, 2021 was $10,255,634.

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF TOTAL RETURN SWAPS
September 30, 2021 (Unaudited)

		Pay/Receive
		Total Return
	Reference	on Reference	Financing	Maturity	Payment		Notional		Unrealized
Counterparty	Entity	Entity	Rate	Date	Frequency	Shares	Amount	Value	Appreciation
Morgan Stanley Capital	MSCI EAFE Total Return Index	Receive	(1 MO LIBOR + 0.070%)	11/02/2021	Monthly	4,937	$ 36,996,362	$ -	$ -
Morgan Stanley Capital	MSCI Emerging Markets Total Return Index	Receive	(1 MO LIBOR + 0.100%)	11/02/2021	Monthly	27,581	16,999,549	-	-
Total Total Return Swaps								$ -	$ -

LIBOR - London Interbank Offered Rate.

The average monthly notional amount of total return swaps during the nine months ended September 30, 2021 was $62,627,087.

WILSHIRE INTERNATIONAL EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of Wilshire Advisors LLC, formerly known as Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee which is composed of Directors of the Company. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

The Fund uses ICE Data Services (“ICE”) as a third-party pricing agent. ICE provides a daily fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE. These factors are used to value the Fund's securities without holding a Pricing Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts the Company's administrator and may request that a meeting of the Pricing Committee be held.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended September 30, 2021, there have been no significant changes to the Fund’s fair value methodologies.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021:

Wilshire International Equity Fund	Level 1	Level 2	Level 3		Total
Common Stocks	$53,486,723	$177,077,392	$203,379	*	$230,767,494
Preferred Stocks	553,064	1,983,654	-		2,536,718
U.S. Treasury Obligations	-	1,474,988			1,474,988
Agency Mortgage-Backed Obligations	-	270,972	-		270,972
Non-Agency Mortgage-Backed Obligations	-	6,033,845	189,482		6,223,327
Non-Agency Mortgage-Backed Obligations
Interest-Only Strips	-	277,176	-		277,176
Asset-Backed Securities	-	5,773,799	-		5,773,799
Collateralized Loan Obligations	-	4,940,915	-		4,940,915
Corporate Bonds	-	11,958,315	-		11,958,315
Rights	-	395	-		395
Affiliated Registered Investment Companies	14,534,040	-	-		14,534,040
Total	$68,573,827	$209,791,451	$392,861		$278,758,139

Other Financial Instruments**
Asset
Unrealized appreciation on futures contracts	$150,971	$-	$-		$150,971
Unrealized appreciation on swap contracts	-	-	-		-
Total Assets	$150,971	$-	$-		$150,971

* Includes securities that have been fair valued at $0.

** Other financial instruments are derivative financial instruments not reflected in the Schedule of Investments, such as futures contracts and swap contracts. These contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Refer to the Fund's Schedules of Investments for a listing of the securities by industry or sector type. The Portfolio held common stocks, that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $203,379 and held a non-agency mortgage-backed obligation that was measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $189,482. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments.

2. Affiliated Investments
Due to Voya managing a portion of Wilshire International Equity Fund during the nine months ended September 30, 2021, certain securities held by such Portfolio are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Wilshire International Equity Fund during the nine months ended
September 30, 2021 and the value of such investments as of September 30, 2021 were as follows:
Counterparty	Value as of December 31, 2020	Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value as of September 30, 2021	Income Distribution

Voya Emerging Markets Hard
Hard Currency Debt - Class P . . .	$ 2,350,962	$ 89,560	$ -	$ -	$ (115,631)	$ 2,324,891	$ 88,486
Voya High Yield Bond Fund - Class P . .	2,842,037	115,047	(500,000)	12,099	(12,048)	2,457,135	111,969
Voya Investment Grade Credit Fund - Class P . .	2,262,923	33,707	(1,500,000)	(106,183)	18,671	709,118	29,103
Voya Securitized Credit Fund - Class P . .	9,263,281	244,632	(600,009)	14,057	120,935	9,042,896	118,095
	$ 16,719,203	$ 482,946	$ (2,600,009)	$ (80,027)	$ 11,927	$ 14,534,040	$ 347,653